Change in Accounting Principles (Tables)	12 Months Ended
Dec. 31, 2019
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
Millions of Dollars
December 31 ASU No. 2018-02 January 1
2018 Adjustments 2019
Equity
Accumulated other comprehensive loss $ (6,063) (40) (6,103)
Retained earnings 34,010 40 34,050
For additional information

regarding

the impact of the adoption of ASU

No. 2018-02, see Note 20—Accumulated

Other Comprehensive

Loss.